DISPOSAL OF ASSETS - Narrative (Details) - 378 MW US Hydroelectric Portfolio $ in Millions	Mar. 17, 2023 USD ($) MW	Jun. 30, 2023 USD ($)
Disclosure of detailed information about investment property [line items]
Percentage of ownership interest sold	78.00%
Ownership interest	22.00%
Hydro power capacity | MW	378
Disposition of assets		$ 667
Disposition of liabilities		$ (191)
Accumulated revaluation surplus post-tax	$ 34
Brookfield Corporation Affiliates
Disclosure of detailed information about investment property [line items]
Ownership interest	28.00%